FORM 5500, SCHEDULE H, PART IV, LINE 4i---SCHEDULE OF ASSETS (HELD AT END OF YEAR) (Details) - EBP 005 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Asset Held for Investment [Line Items]
Plan number	005
Entity tax identification number	22-2376465
Cost	$ 20,686,808
Notes receivable from participants	4,855,539	$ 4,308,707
Total Asset Held for Investment	$ 396,916,333
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Notes receivable from participants, interest rate	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Notes receivable from participants, interest rate	9.50%
Investment, Identifier [Axis]: Non-Participant Directed | NJR Common Stock ESOP | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Cost	$ 8,995,758
Current Value	14,331,301
Investment, Identifier [Axis]: Non-Participant Directed | T. Rowe Price Retirement 2010 Trust | Common Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Cost	776
Current Value	848
Investment, Identifier [Axis]: Non-Participant Directed | T. Rowe Price Retirement 2015 Trust | Common Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Cost	55,918
Current Value	61,267
Investment, Identifier [Axis]: Non-Participant Directed | T. Rowe Price Retirement 2020 Trust | Common Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Cost	202,804
Current Value	222,495
Investment, Identifier [Axis]: Non-Participant Directed | T. Rowe Price Retirement 2025 Trust | Common Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Cost	840,442
Current Value	925,291
Investment, Identifier [Axis]: Non-Participant Directed | T. Rowe Price Retirement 2030 Trust | Common Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Cost	1,953,224
Current Value	2,164,477
Investment, Identifier [Axis]: Non-Participant Directed | T. Rowe Price Retirement 2035 Trust | Common Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Cost	1,676,598
Current Value	1,877,910
Investment, Identifier [Axis]: Non-Participant Directed | T. Rowe Price Retirement 2040 Trust | Common Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Cost	1,372,152
Current Value	1,546,609
Investment, Identifier [Axis]: Non-Participant Directed | T. Rowe Price Retirement 2045 Trust | Common Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Cost	1,846,189
Current Value	2,097,704
Investment, Identifier [Axis]: Non-Participant Directed | T. Rowe Price Retirement 2050 Trust | Common Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Cost	1,520,238
Current Value	1,733,057
Investment, Identifier [Axis]: Non-Participant Directed | T. Rowe Price Retirement 2055 Trust | Common Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Cost	1,242,560
Current Value	1,414,894
Investment, Identifier [Axis]: Non-Participant Directed | T. Rowe Price Retirement 2060 Trust | Common Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Cost	927,877
Current Value	1,054,885
Investment, Identifier [Axis]: Non-Participant Directed | T. Rowe Price Retirement 2065 Trust | Common Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Cost	52,272
Current Value	57,664
Investment, Identifier [Axis]: Participant Directed | American Funds Capital World Growth and Income Fund | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	14,497,885
Investment, Identifier [Axis]: Participant Directed | Dodge & Cox International Stock Fund | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	14,130,161
Investment, Identifier [Axis]: Participant Directed | Harbor Capital Appreciation Fund | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	25,460,646
Investment, Identifier [Axis]: Participant Directed | NJR Common Stock | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	31,334,172
Investment, Identifier [Axis]: Participant Directed | Prudential Total Return Bond Fund Class Q | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	12,278,732
Investment, Identifier [Axis]: Participant Directed | T. Rowe Price Government Money Fund | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	490,034
Investment, Identifier [Axis]: Participant Directed | T. Rowe Price Retirement 2005 Trust | Common Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	643,034
Investment, Identifier [Axis]: Participant Directed | T. Rowe Price Retirement 2010 Trust | Common Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	367,888
Investment, Identifier [Axis]: Participant Directed | T. Rowe Price Retirement 2015 Trust | Common Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,655,150
Investment, Identifier [Axis]: Participant Directed | T. Rowe Price Retirement 2020 Trust | Common Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	3,710,592
Investment, Identifier [Axis]: Participant Directed | T. Rowe Price Retirement 2025 Trust | Common Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	9,395,305
Investment, Identifier [Axis]: Participant Directed | T. Rowe Price Retirement 2030 Trust | Common Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	27,842,383
Investment, Identifier [Axis]: Participant Directed | T. Rowe Price Retirement 2035 Trust | Common Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	28,092,268
Investment, Identifier [Axis]: Participant Directed | T. Rowe Price Retirement 2040 Trust | Common Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	15,684,306
Investment, Identifier [Axis]: Participant Directed | T. Rowe Price Retirement 2045 Trust | Common Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	15,912,244
Investment, Identifier [Axis]: Participant Directed | T. Rowe Price Retirement 2050 Trust | Common Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	15,322,423
Investment, Identifier [Axis]: Participant Directed | T. Rowe Price Retirement 2055 Trust | Common Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	12,540,495
Investment, Identifier [Axis]: Participant Directed | T. Rowe Price Retirement 2060 Trust | Common Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	10,976,282
Investment, Identifier [Axis]: Participant Directed | T. Rowe Price Retirement 2065 Trust | Common Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,074,293
Investment, Identifier [Axis]: Participant Directed | T. Rowe Price Small Cap Value Fund | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	7,700,557
Investment, Identifier [Axis]: Participant Directed | T. Rowe Price Stable Value Fund | Common Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	25,246,758
Investment, Identifier [Axis]: Participant Directed | Vanguard Institutional Index | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	52,645,947
Investment, Identifier [Axis]: Participant Directed | Vanguard Small Cap Index, Admiral | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	12,597,971
Investment, Identifier [Axis]: Participant Directed | Vanguard Windsor II Fund | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 24,972,866